Changes in Goodwill (Detail: Text Values) - Goodwill Parenthetical [Member] € in Millions	12 Months Ended
Dec. 31, 2016 EUR (€)
Changes in Goodwill [Line Items]
Impairment losses	€ 785
Sale of Abbey Life [Abstract]
Impairment of goodwill	500
Impairment of value of business acquired (VOBA)	515
Asset Management [Member]
Changes in Goodwill [Line Items]
Impairment losses	500
Transfers	(285)
Sale of Abbey Life [Abstract]
Impairment of goodwill	500
Impairment of value of business acquired (VOBA)	515
S&T [Member]
Changes in Goodwill [Line Items]
Impairment losses	285
Transfers	€ 285